Changes in the scope of the consolidated financial statements	12 Months Ended
Dec. 31, 2019
Changes in the scope of the consolidated financial statements [Abstract]
Changes in the scope of the consolidated financial statements
Note 5.- Changes in the scope of the consolidated financial statements

For the year ended December 31, 2019

On May 24, 2019, Atlantica and Algonquin formed Atlantica Yield Energy Solutions Canada Inc. (“AYES Canada”), a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. The first investment was in Amherst Island, a 75 MW wind plant in Canada owned by the project company Windlectric, Inc. (“Windlectric”). Atlantica invested $4.9 million and Algonquin invested $92.3 million, both through AYES Canada, which in turn invested those funds in Amherst Island Partnership (“AIP”), the holding company of Windlectric. Atlantica accounts for the investment in AIP and ultimately Windlectric under the equity method as per IAS 28, Investments in Associates and Joint Ventures. Since Atlantica has control over AYES Canada under IFRS 10 “Consolidated Financial Statements”, its consolidated financial statements initially showed a total investment in the Amherst Island project of $97.2 million, accounted for as “Investments carried under the equity method” (Note 7) and Algonquin’s portion of that investment of $92.3 million as “Non-controlling interest”.

On August 2, 2019, the Company closed the acquisition of a 30% stake in Monterrey, a 142 MW gas-fired engine facility with batteries. The total investment amounted to $42 million, out of which $17 million is an equity investment, and the rest is a shareholder loan classified as financial investments in these consolidated financial statements. The acquisition has been accounted for in the consolidated accounts of Atlantica, in accordance with IAS 28, Investments in Associates.

On August 2, 2019, the Company closed the acquisition of a 100% stake in ASI Operations LLC (“ASI Ops”), the company that performs the operation and maintenance services for the Solana and Mojave plants. The total equity investment amounted to $6 million. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations.

On October 22, 2019, the Company closed the acquisition of ATN Expansion 2 from Enel Green Power Peru, for a total equity investment of $20 million, controlling the asset from this date. Transfer of the concession agreement is pending authorization from the Ministry of Energy in Peru. If this authorization were not to be obtained within an eight-month period from the acquisition date, the transaction would be reversed with no penalties to Atlantica. Enel Green Power Peru issued a bank guarantee to face this potential repayment obligation to Atlantica. The purchase has been accounted for in the consolidated accounts of Atlantica, in accordance with IFRS 3, Business Combinations.

Impact of changes in the scope in the consolidated financial statements

The amount of assets and liabilities integrated at the effective acquisition date for the aggregated change in scope is shown in the following table:

Asset Acquisition for the year ended December 31, 2019
Concessional assets (Note 6)	28,738
Investments carried under the equity method (Note 7)	113,897
Other non-current assets	25,342
Current assets	1,503
Deferred tax liabilities (Note 18)	(2,539)
Other current and non-current liabilities	(1,512)
Non-controlling interests	(92,303)
Asset acquisition - purchase price	(73,126)
Net result of the asset acquisition	-

The allocation of the purchase prices is provisional as of December 31, 2019 for some of the acquisitions. As such, the amounts indicated may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of December 31, 2019. The measurement period will not exceed one year from the acquisition dates.

The amount of revenue contributed by the acquisitions performed during 2019 to the consolidated financial statements of the Company for the year 2019 is $0.3 million, and the amount of profit after tax is $0.5 million. Had the acquisitions been consolidated from January 1, 2019, the consolidated statement of comprehensive income would have included additional revenue of $2.3 million and additional loss after tax of $2.4 million.

For the year ended December 31, 2018

On February 28, 2018, the Company completed the acquisition of a 100% stake in Hidrocañete, S.A. (Mini-Hydro). Total purchase price for this asset amounted to $9.3 million. The purchase was accounted for in the consolidated accounts of Atlantica, in accordance with IFRS 3, Business Combinations.

On October 10, 2018, the Company completed the acquisition of a 5% stake in Gas CA-KU-A1, S.A.P.I de C.V. (Pemex Transportation System or “PTS”). The purchase was accounted for in the consolidated accounts of Atlantica, in accordance with IAS 28, Investments in Associates. Consideration for the initial 5% will amount to approximately $7 million and will be disbursed progressively. The project is expected to enter operation in the first half of 2020.

On December 11, 2018, the Company completed the acquisition of a transmission line in Chile (Chile TL3). The total purchase price for this asset amounted to $6.0 million. The purchase was accounted for in the consolidated accounts of Atlantica, in accordance with IFRS 3, Business Combinations.

On December 13, 2018, the Company completed the acquisition of a 100% stake in Estrellada, S.A. (Melowind). Total purchase price for this asset amounted to $45.3 million. The purchase was accounted for in the consolidated accounts of Atlantica, in accordance with IFRS 3, Business Combinations.

On December 28, 2018, the Company completed the acquisition of a power substation and two small transmission lines in Peru, being an expansion of the ATN transmission line (“ATN Expansion 1”). Total purchase price for this asset amounted to $16.0 million. The purchase was accounted for in the consolidated accounts of Atlantica, in accordance with IFRS 3, Business Combinations.

Impact of changes in the scope in the consolidated financial statements

The amount of assets and liabilities integrated at the effective acquisition date for the aggregated change in scope is shown in the following table:

Asset Acquisition for the year ended December 31, 2018
Concessional assets (Note 6)	155,909
Investments carried under the equity method (Note 7)	1
Current assets	5,646
Project debt long term (Note 15)	(79,016)
Deferred tax liabilities (Note 18)	(590)
Project debt short term (Note 15)	(2,346)
Other current and non-current liabilities	(3,000)
Asset acquisition - purchase price	(76,604)
Net result of the asset acquisition	-

The allocation of the purchase prices was provisional as of December 31, 2018 for some of the acquisitions that were made effective near to year end. No significant adjustments were made in 2019 to the amounts indicated in the table above during the measurement period (one year from the acquisition dates).

The amount of revenue contributed by the acquisitions performed during 2018 to the consolidated financial statements of the Company for the year 2018 was $1.8 million, and the amount of loss after tax was $0.3 million. Had the acquisitions been consolidated from January 1, 2018, the consolidated statement of comprehensive income would have included additional revenue of $13.3 million and additional loss after tax of $0.7 million.